ORGANIZATION, BUSINESS OPERATIONS AND PRESENTATION AND CONSOLIDATION - Initial Public Offering (Details) $ in Thousands		1 Months Ended		12 Months Ended
	Oct. 03, 2012 USD ($) director shares	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2012 USD ($) shares
Limited Partners' Capital Account [Line Items]
Limited partner interest (as a percent)			100.00%
Distributions made to reimburse for certain capital expenditures | $	$ 88,000
Common units sold in public offering				5,408,337		14,380,000
Net proceeds from IPO | $	269,400			$ 197,806	$ 0	$ 263,125
Repayments of indebtedness | $				$ 315,295	$ 294,180	$ 160,770
Distributions made in connection with underwriters exercising option to purchase additional units | $	35,100
Estimated IPO expenses | $	$ 6,300
General partner
Limited Partners' Capital Account [Line Items]
General partner interest (as a percent)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Partner units	996,320
Revolving credit facility
Limited Partners' Capital Account [Line Items]
Repayments of indebtedness | $	$ 140,000
Common units | Limited Partner
Limited Partners' Capital Account [Line Items]
Partner units	10,029,850
Units sold to public for cash in connection with the exercise of the underwriters' option to purchase additional common units	1,875,000
Limited partner interest (as a percent)	20.10%
Common units sold in public offering	14,375,000
Limited partner interest sold in public offering (as a percent)	28.90%
Subordinated Units | Limited Partner
Limited Partners' Capital Account [Line Items]
Partner units	24,409,850
Limited partner interest (as a percent)	49.00%
Director | Common units
Limited Partners' Capital Account [Line Items]
Units granted in connection with IPO pursuant to LTIP	5,000
Number of related persons to whom common units were granted | director	2
Phantom Units
Limited Partners' Capital Account [Line Items]
Units granted in connection with IPO pursuant to LTIP				136,867	155,330	125,000
Phantom Units | Employees
Limited Partners' Capital Account [Line Items]
Units granted in connection with IPO pursuant to LTIP	125,000